Bank Overdraft Facility (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Bank Overdraft [Line Items]
Bank overdrafts	$ 10,069,783	$ 7,994,906	$ 6,018,926
Credit facility interest rate	8.90%	9.50%
Repo rate	3.40%
Overdraft Facility [Member]
Bank Overdraft [Line Items]
Interest rate	1.25%	1.25%
HDFC Bank Overdraft [Member]
Bank Overdraft [Line Items]
Bank overdrafts	$ 3,313,048	$ 4,486,181
Fixed deposits	4,641,361	$ 5,404,300
HDFC Bank Overdraft [Member] | Overdraft Facility [Member]
Bank Overdraft [Line Items]
Fixed deposits	$ 675,107